Other Gains, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Revenue Disclosure [Abstract]
Net gains on confiscated CRMPs	¥ 13,446,619
Foreign exchange gain (loss)	¥ 5,345,004	¥ 5,992,320